Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes

The Group’s loss before income taxes consists of:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Non-PRC	99,787	(670,529)	(1,243,926)	(178,679)
PRC	(3,844,284)	(8,311,901)	(8,980,961)	(1,290,035)
	(3,744,497)	(8,982,430)	(10,224,887)	(1,468,714)

Components of Income Tax (Benefit)/Expense

Income tax (benefit)/expense for the years ended December 31, 2017, 2018 and 2019 consists of:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Current income tax expense	4,649	123,887	129,164	18,553
Deferred income tax benefit	(12,214)	(45,086)	(77,312)	(11,105)
	(7,565)	78,801	51,852	7,448

Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss is as follows:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(936,124)	(2,245,608)	(2,556,222)	(367,178)
Effect of differing tax rates in different jurisdictions	(35,888)	172,111	293,976	42,227
Non-deductible expenses	171,784	380,327	436,312	62,672
Research and development super-deduction	(10,746)	(40,466)	(66,026)	(9,484)
Effect of PRC preferential tax rates and tax holiday	320,114	709,165	707,518	101,629
Other adjustments	10,393	(51,451)	104,484	15,008
Change in valuation allowance	472,902	1,154,723	1,131,810	162,574
Income tax (benefit)/expense	(7,565)	78,801	51,852	7,448

Summary of Tax Effects of Temporary Differences to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and others	39,933	83,324	11,969
Bad debt provision	26,222	32,654	4,690
Net operating losses carried forward	666,887	801,430	115,118
Recorded cost relating to capitalized assets	1,976,584	2,943,758	422,844
Fixed assets depreciation	14,784	17,967	2,581
Valuation allowance	(2,620,045)	(3,751,855)	(538,920)
Deferred tax assets, net	104,365	127,278	18,282
Deferred tax liabilities:
Long-lived assets arising from acquisitions	176,897	122,498	17,596

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets, net	23,873	34,916	5,015
Deferred tax liabilities	96,405	30,136	4,329